As filed with the Securities and Exchange Commission on January 2, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2018

Date of reporting period:  October 31, 2017

Item 1. Schedules of Investments.

O’Shaughnessy All Cap Core Fund
Schedule of Investments
at October 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.29%
	Aerospace & Defense - 6.89%
3,200	Boeing Co.	$825,536
661	General Dynamics Corp.	134,170
262	Northrop Grumman Corp.	77,429
951	United Technologies Corp.	113,892
		1,151,027
	Airlines - 1.94%
5,542	United Continental Holdings, Inc. *	324,096

	Biotechnology - 2.17%
2,701	Gilead Sciences, Inc.	202,467
34,656	PDL BioPharma, Inc. *	102,582
488	United Therapeutics Corp. *	57,872
		362,921
	Capital Markets - 2.60%
567	Ameriprise Financial, Inc.	88,758
380	CME Group, Inc.	52,125
3,014	E*TRADE Financial Corp. *	131,380
224	Evercore Partners, Inc. - Class A	17,942
502	Goldman Sachs Group, Inc.	121,725
237	T. Rowe Price Group, Inc.	22,017
		433,947
	Chemicals - 2.53%
913	Celanese Corp. - Class A	95,235
1,849	LyondellBasell Industries NV - Class A #	191,427
1,915	Trinseo S.A. #	135,965
		422,627
	Commercial Banks - 5.45%
3,956	Bank of America Corp.	108,355
1,764	JPMorgan Chase & Co.	177,476
7,142	Lakeland Bancorp, Inc.	146,768
853	Peapack Gladstone Financial Corp.	29,591
1,008	PNC Financial Services Group, Inc.	137,884
1,132	Preferred Bank	69,878
3,952	Regions Financial Corp.	61,177
945	Stock Yards Bancorp, Inc.	35,674
3,096	Zions Bancorporation	143,840
		910,643
	Commercial Services & Supplies - 0.10%
411	SP Plus Corp. *	15,926

	Communications Equipment - 1.65%
426	Harris Corp.	59,350
726	InterDigital, Inc.	53,252
2,948	Juniper Networks, Inc.	73,199
986	Motorola Solutions, Inc.	89,272
		275,073
	Construction & Engineering - 0.61%
2,717	Quanta Services, Inc. *	102,512

	Consumer Finance - 3.79%
6,623	American Express Co.	632,629

	Diversified Consumer Services - 1.85%
12,497	H&R Block, Inc.	309,176

	Diversified Telecommunication Services - 0.64%
5,646	CenturyLink, Inc.	107,218

	Electrical Equipment - 0.73%
603	Rockwell Automation, Inc.	121,094

	Electronic Equipment, Instruments & Components - 2.84%
8,885	Corning, Inc.	278,189
559	ePlus, Inc. *	53,440
1,203	Novanta, Inc. *#	56,902
2,648	Sanmina Corp. *	86,656
		475,187
	Energy Equipment & Services - 0.79%
7,855	Diamond Offshore Drilling, Inc. *	131,414

	Food & Staples Retailing - 2.02%
2,121	CVS Health Corp.	145,352
1,108	Sysco Corp.	61,627
1,499	Wal-Mart Stores, Inc.	130,878
		337,857
	Food Products - 2.09%
1,208	Archer-Daniels-Midland Co.	49,371
2,675	Conagra Brands, Inc.	91,378
2,792	General Mills, Inc.	144,961
868	Tyson Foods, Inc. - Class A	63,286
		348,996
	Health Care Equipment & Supplies - 4.11%
2,513	Baxter International, Inc.	162,013
372	Cooper Companies, Inc.	89,377
1,528	IDEXX Laboratories, Inc. *	253,908
332	Intuitive Surgical, Inc. *	124,620
541	Varian Medical Systems, Inc. *	56,367
		686,285
	Health Care Providers & Services - 3.33%
382	Aetna, Inc.	64,951
485	Anthem, Inc.	101,467
605	Centene Corp. *	56,670
981	CorVel Corp. *	58,860
1,533	Express Scripts Holding Co. *	93,958
246	Humana, Inc.	62,816
481	McKesson Corp.	66,320
552	Quest Diagnostics, Inc.	51,767
		556,809

	Health Care Technology - 0.35%
4,138	Quality Systems, Inc. *	58,222

	Hotels, Restaurants & Leisure - 6.72%
4,960	McDonald’s Corp.	827,873
3,964	Yum! Brands, Inc.	295,120
		1,122,993
	Household Durables - 0.81%
19	NVR, Inc. *	62,346
2,430	PulteGroup, Inc.	73,459
		135,805
	Household Products - 1.95%
3,781	Procter & Gamble Co.	326,452

	Industrial Conglomerates - 1.63%
13,492	General Electric Co.	271,999

	Insurance - 7.00%
3,973	Assurant, Inc.	399,882
3,986	Progressive Corp.	193,919
1,008	Prudential Financial, Inc.	111,344
3,267	Travelers Companies, Inc.	432,714
617	Unum Group	32,109
		1,169,968
	IT Services - 4.87%
1,383	Cognizant Technology Solutions Corp. - Class A	104,652
802	Convergys Corp.	20,635
234	Jack Henry & Associates, Inc.	25,770
3,225	TeleTech Holdings, Inc.	134,321
2,293	Teradata Corp. *	76,701
1,513	Total System Services, Inc.	109,012
9,989	Travelport Worldwide Ltd. #	156,727
9,345	Western Union Co.	185,592
		813,410
	Life Sciences Tools & Services - 2.12%
1,607	Agilent Technologies, Inc.	109,324
819	Charles River Laboratories International, Inc. *	95,242
766	Waters Corp. *	150,174
		354,740
	Machinery - 0.71%
1,049	Columbus Mckinnon Corp.	41,498
344	Graco, Inc.	45,336
610	Greenbrier Companies, Inc.	31,842
		118,676
	Media - 0.80%
1,631	CBS Corp. - Class B	91,532
1,087	tronc, Inc. *	16,071
261	Walt Disney Co.	25,528
		133,131

	Metals & Mining - 1.27%
2,831	Steel Dynamics, Inc.	105,342
2,140	Warrior Met Coal, Inc.	55,683
1,135	Worthington Industries, Inc.	51,642
		212,667
	Multi-line Retail - 1.45%
316	Big Lots, Inc.	16,214
681	Dillard’s, Inc. - Class A	34,595
2,442	Kohl’s Corp.	101,978
1,516	Target Corp.	89,505
		242,292
	Oil, Gas & Consumable Fuels - 3.89%
2,075	Arch Coal, Inc. - Class A	158,572
2,686	Marathon Petroleum Corp.	160,462
541	Rex American Resources Corp. *	47,705
3,588	Valero Energy Corp.	283,057
		649,796
	Paper & Forest Products - 1.39%
1,307	Domtar Corp.	61,847
6,291	Louisiana-Pacific Corp. *	170,989
		232,836
	Personal Products - 0.69%
1,849	Medifast, Inc.	115,378

	Pharmaceuticals - 0.52%
485	Allergan PLC #	85,957

	Real Estate Management & Development - 1.00%
1,571	Altisource Portfolio Solutions S.A. *#	40,595
3,908	Realogy Holdings Corp.	126,345
		166,940
	Semiconductors & Semiconductor Equipment - 5.14%
1,823	Advanced Energy Industries, Inc. *	154,445
1,328	Analog Devices, Inc.	121,246
5,217	Applied Materials, Inc.	294,395
346	Cabot Microelectronics Corp.	33,448
734	Lam Research Corp.	153,090
496	NVIDIA Corp.	102,578
		859,202
	Software - 5.15%
2,521	Activision Blizzard, Inc.	165,100
484	Adobe Systems, Inc. *	84,777
390	ANSYS, Inc. *	53,317
7,011	Cadence Design Systems, Inc. *	302,595
1,074	CDK Global, Inc.	68,263
324	Citrix Systems, Inc. *	26,766
823	Electronic Arts, Inc. *	98,431
243	Red Hat, Inc. *	29,362
261	VMware, Inc. - Class A*	31,239
		859,850

	Specialty Retail - 3.15%
3,799	Best Buy Co., Inc.	212,668
204	Lowe’s Companies, Inc.	16,310
4,527	Signet Jewelers Ltd. #	296,835
		525,813
	Technology Hardware, Storage & Peripherals - 1.90%
1,431	Apple, Inc.	241,896
2,039	Seagate Technology PLC #	75,382
		317,278

	Textiles, Apparel & Luxury Goods - 1.11%
2,363	Michael Kors Holdings Ltd. *#	115,338
999	VF Corp.	69,580
		184,918
	Thrifts & Mortgage Finance - 0.37%
3,262	Charter Financial Corp.	62,533

	Tobacco - 0.17%
504	Universal Corp.	28,904

	Total Common Stocks (Cost $14,164,339)	16,755,197

	Total Investments in Securities (Cost $14,164,339) - 100.29%	16,755,197
	Liabilities in Excess of Other Assets - (0.29%)	(48,997)
	Net Assets - 100.00%	$16,706,200

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at October 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.52%
	Aerospace & Defense - 5.30%
4,411	BAE Systems PLC - ADR	$141,593
1,739	Boeing Co.	448,627
		590,220
	Automobiles - 3.65%
2,490	General Motors Co.	107,020
9,912	Nissan Motor Co., Ltd. - ADR	192,689
6,230	Subaru Corp. - ADR	107,281
		406,990
	Biotechnology - 4.31%
3,131	AbbVie, Inc.	282,573
214	Amgen, Inc.	37,497
2,135	Gilead Sciences, Inc.	160,040
		480,110
	Capital Markets - 1.96%
887	Ameriprise Financial, Inc.	138,851
4,688	UBS Group AG#	79,743
		218,594
	Chemicals - 4.70%
2,353	DowDuPont, Inc.	170,145
3,414	LyondellBasell Industries NV - Class A#	353,451
		523,596
	Commercial Banks - 9.07%
1,819	Australia & New Zealand Banking Group Ltd. - ADR	41,855
4,735	BNP Paribas SA - ADR	185,224
957	DBS Group Holdings Ltd. - ADR	63,657
4,070	HSBC Holdings PLC - ADR	198,494
2,575	ING Groep NV - ADR	47,689
883	JPMorgan Chase & Co.	88,839
5,299	Mitsubishi UFJ Financial Group, Inc. - ADR	35,980
31,368	Societe Generale SA - ADR	349,126
		1,010,864
	Communications Equipment - 0.82%
2,670	Cisco Systems, Inc.	91,181

	Containers & Packaging - 2.17%
503	Packaging Corp. of America	58,484
2,988	WestRock Co.	183,254
		241,738
	Diversified Telecommunication Services - 1.95%
4,063	BT Group PLC - ADR	71,143
598	Nippon Telegraph & Telephone Corp. - ADR	28,901
12,663	Telia Company AB - ADR	117,006
		217,050

	Electrical Equipment - 0.73%
1,259	Emerson Electric Co.	81,155

	Food & Staples Retailing - 1.42%
169	CVS Health Corp.	11,582
1,675	Wal-Mart Stores, Inc.	146,244
		157,826
	Food Products - 2.68%
5,947	Archer-Daniels-Midland Co.	243,054
957	Unilever NV - ADR	55,468
		298,522
	Hotels, Restaurants & Leisure - 1.83%
1,341	Carnival PLC - ADR	89,498
1,232	Darden Restaurants, Inc.	101,357
121	Wyndham Worldwide Corp.	12,929
		203,784
	Household Durables - 0.42%
660	Electrolux AB - ADR	46,715

	Household Products - 2.57%
1,345	Kimberly-Clark Corp.	151,326
1,562	Procter & Gamble Co.	134,863
		286,189
	Insurance - 12.43%
57,808	Aegon NV - ADR	339,333
18,541	Allianz SE - ADR	433,867
5,490	Aviva PLC - ADR	74,993
3,702	AXA SA - ADR	111,800
8,396	Manulife Financial Corp.#	168,760
1,285	Principal Financial Group, Inc.	84,617
418	Prudential Financial, Inc.	46,172
3,224	Sun Life Financial, Inc.#	125,510
		1,385,052
	IT Services - 5.45%
2,644	International Business Machines Corp.	407,335
10,051	Western Union Co.	199,613
		606,948
	Machinery - 1.48%
934	Cummins, Inc.	165,206

	Media - 0.11%
618	Interpublic Group of Companies, Inc.	11,897

	Metals & Mining - 1.11%
2,592	Rio Tinto PLC - ADR	124,235

	Multi-line Retail - 3.27%
2,118	Kohl’s Corp.	88,447
2,621	Macy’s, Inc.	49,170
3,843	Target Corp.	226,891
		364,508
	Office Electronics - 0.27%
804	Canon, Inc. - ADR	30,351

	Oil, Gas & Consumable Fuels - 14.07%
2,566	China Petroleum & Chemical Corp. - ADR	188,960
723	CNOOC Ltd. - ADR	98,834
32,807	Gazprom PJSC - ADR	140,578
8,975	LUKOIL PJSC - ADR	475,944
1,379	Marathon Petroleum Corp.	82,381
3,519	Total SA - ADR	196,079
4,878	Valero Energy Corp.	384,825
		1,567,601
	Paper & Forest Products - 0.67%
4,763	Stora Enso OYJ - ADR	74,446

	Pharmaceuticals - 2.37%
1,825	AstraZeneca PLC - ADR	62,962
5,726	Pfizer, Inc.	200,754
		263,716
	Semiconductors & Semiconductor Equipment - 1.99%
4,871	Intel Corp.	221,582

	Software - 1.80%
6,183	CA, Inc.	200,205

	Specialty Retail - 3.20%
6,363	Best Buy Co., Inc.	356,201

	Technology Hardware, Storage & Peripherals - 1.37%
4,129	Seagate Technology PLC#	152,649

	Wireless Telecommunication Services - 5.35%
25,112	Mobile TeleSystems - ADR	266,438
12,634	SK Telecom Co., Ltd. - ADR	330,253
		596,691
	Total Common Stocks (Cost $9,442,920)	10,975,822

	Total Investments in Securities (Cost $9,442,920) - 98.52%	10,975,822
	Other Assets in Excess of Liabilities - 1.48%	164,921
	Net Assets - 100.00%	$11,140,743

#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	49.6%
Russian Federation	8.0%
France	7.6%
Netherlands	7.1%
United Kingdom	6.9%
Germany	3.9%
Japan	3.6%
Republic of Korea	2.9%
Canada	2.6%
China	1.7%
Sweden	1.4%
Ireland	1.4%
Hong Kong	0.9%
Switzerland	0.7%
Finland	0.7%
Singapore	0.6%
Australia	0.4%
100.0%

O’Shaughnessy Market Leaders Value Fund
Schedule of Investments
at October 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.24%
	Aerospace & Defense - 7.03%
11,175	Boeing Co.	$2,882,928
1,109	Lockheed Martin Corp.	341,749
5,889	Spirit AeroSystems Holdings, Inc. - Class A	471,709
5,961	United Technologies Corp.	713,889
		4,410,275
	Airlines - 2.05%
3,420	American Airlines Group, Inc.	160,124
19,224	United Continental Holdings, Inc. *	1,124,220
		1,284,344
	Auto Components - 0.97%
3,470	Lear Corp.	609,297

	Automobiles - 0.78%
11,469	General Motors Co.	492,938

	Biotechnology - 2.67%
22,361	Gilead Sciences, Inc.	1,676,181

	Capital Markets - 6.12%
19,557	Ameriprise Financial, Inc.	3,061,453
1,735	Goldman Sachs Group, Inc.	420,703
7,654	Thomson Reuters Corp. #	358,513
		3,840,669
	Chemicals - 5.99%
8,053	Celanese Corp. - Class A	840,008
28,198	LyondellBasell Industries NV - Class A #	2,919,339
		3,759,347
	Commercial Banks - 4.04%
5,503	CIT Group, Inc.	256,550
17,222	Citigroup, Inc.	1,265,817
65,318	Regions Financial Corp.	1,011,123
		2,533,490
	Communications Equipment - 1.06%
7,377	Motorola Solutions, Inc.	667,914

	Computers & Peripherals - 0.85%
11,965	NetApp, Inc.	531,485

	Consumer Finance - 3.80%
17,406	American Express Co.	1,662,621
10,885	Discover Financial Services	724,179
		2,386,800

	Diversified Financial Services - 1.28%
6,868	MSCI, Inc.	806,028

	Diversified Telecommunication Services - 2.02%
53,366	CenturyLink, Inc.	1,013,420
18,966	Telstra Corp., Ltd. - ADR	257,558
		1,270,978
	Electronic Equipment, Instruments & Components - 4.36%
40,398	Corning, Inc.	1,264,861
16,151	TE Connectivity Ltd. #	1,469,256
		2,734,117
	Food & Staples Retailing - 3.05%
12,695	CVS Health Corp.	869,988
18,754	Sysco Corp.	1,043,097
		1,913,085
	Food Products - 1.97%
22,194	Conagra Brands, Inc.	758,147
9,201	General Mills, Inc.	477,716
		1,235,863
	Health Care Providers & Services - 4.09%
1,700	Aetna, Inc.	289,051
17,274	Express Scripts Holding Co. *	1,058,723
3,166	HCA Holdings, Inc. *	239,508
7,104	McKesson Corp.	979,500
		2,566,782
	Hotels, Restaurants & Leisure - 8.35%
13,925	McDonald’s Corp.	2,324,222
17,450	Wyndham Worldwide Corp.	1,864,533
14,116	Yum! Brands, Inc.	1,050,936
		5,239,691
	Household Durables - 0.44%
9,077	PulteGroup, Inc.	274,398

	Household Products - 2.42%
17,595	Procter & Gamble Co.	1,519,152

	Industrial Conglomerates - 0.81%
25,354	General Electric Co.	511,137

	Insurance - 11.28%
172,120	Aegon NV - ADR	1,010,344
9,841	Allstate Corp.	923,676
33,425	Hartford Financial Services Group, Inc.	1,840,046
14,844	Lincoln National Corp.	1,124,878
3,035	Travelers Companies, Inc.	401,986
43,878	XL Group Ltd. #	1,775,743
		7,076,673
	Internet Software & Services - 0.45%
7,431	eBay, Inc. *	279,703

	IT Services - 2.12%
1,064	International Business Machines Corp.	163,920
58,805	Western Union Co.	1,167,867
		1,331,787

	Media - 2.08%
13,282	CBS Corp. - Class B	745,386
102,347	Sirius XM Holdings, Inc.	556,768
		1,302,154
	Multi-line Retail - 4.22%
20,899	Kohl’s Corp.	872,742
30,103	Target Corp.	1,777,281
		2,650,023
	Oil, Gas & Consumable Fuels - 4.70%
1,557	Marathon Petroleum Corp.	93,015
36,211	Valero Energy Corp.	2,856,686
		2,949,701
	Professional Services - 0.58%
2,970	Manpower, Inc.	366,142

	Semiconductors & Semiconductor Equipment - 2.23%
24,840	Applied Materials, Inc.	1,401,721

	Software - 2.37%
25,019	Cadence Design Systems, Inc. *	1,079,820
6,396	CDK Global, Inc.	406,530
		1,486,350
	Specialty Retail - 3.02%
30,459	Best Buy Co., Inc.	1,705,095
2,374	Lowe’s Companies, Inc.	189,801
		1,894,896
	Technology Hardware, Storage & Peripherals - 0.68%
1,299	Apple, Inc.	219,583
5,574	Seagate Technology PLC #	206,071
		425,654
	Textiles, Apparel & Luxury Goods - 0.18%
1,589	VF Corp.	110,674

	Trading Companies & Distributors - 1.18%
1,283	United Rentals, Inc. *	181,519
2,823	W.W. Grainger, Inc.	558,107
		739,626
	Total Common Stocks (Cost $55,435,149)	62,279,075

	Total Investments in Securities (Cost $55,435,149) - 99.24%	62,279,075
	Other Assets in Excess of Liabilities - 0.76%	474,127
	Net Assets - 100.00%	$62,753,202

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small Cap Value Fund
Schedule of Investments
at October 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.27%
	Aerospace & Defense - 1.07%
2,981	Vectrus, Inc. *	$90,950

	Airlines - 0.11%
286	Hawaiian Holdings, Inc. *	9,581

	Auto Components - 0.60%
1,245	Cooper Tire & Rubber Co.	40,836
90	Cooper-Standard Holding, Inc. *	10,033
		50,869
	Biotechnology - 1.03%
878	Myriad Genetics, Inc. *	30,098
19,307	PDL BioPharma, Inc. *	57,149
		87,247
	Building Products - 0.87%
1,534	Continental Building Products, Inc. *	40,958
2,078	NCI Building Systems, Inc. *	33,144
		74,102
	Capital Markets - 4.15%
1,391	Greenhill & Co., Inc.	25,455
3,262	Moelis & Co. - Class A	139,451
543	Piper Jaffray Companies, Inc.	39,693
1,988	Virtu Financial, Inc. - Class A	28,130
6,368	Waddell & Reed Financial, Inc. - Class A	119,018
		351,747
	Chemicals - 3.32%
492	Innophos Holdings, Inc.	24,074
8,194	Rayonier Advanced Materials, Inc.	117,748
1,968	Trinseo SA #	139,727
		281,549
	Commercial Banks - 4.00%
2,769	Capital City Bank Group, Inc.	68,284
254	First Citizens BancShares, Inc. - Class A	102,869
1,417	First Community Bancshares, Inc.	42,326
1,330	Hilltop Holdings, Inc.	31,335
1,273	Northrim BanCorp, Inc.	41,373
1,278	TriCo Bancshares	52,935
		339,122
	Commercial Services & Supplies - 3.24%
120	Deluxe Corp.	8,358
615	Herman Miller, Inc.	20,664
5,857	LSC Communications, Inc.	94,766
3,808	Quad Graphics, Inc.	86,784
1,647	SP Plus Corp. *	63,821
		274,393

	Communications Equipment - 1.76%
2,033	InterDigital, Inc.	149,120

	Construction & Engineering - 2.61%
1,348	Aegion Corp. *	31,395
575	Argan, Inc.	39,531
742	EMCOR Group, Inc.	59,738
1,209	KBR, Inc.	23,733
2,079	MYR Group, Inc. *	66,300
		220,697
	Consumer Finance - 2.86%
11,334	Enova International, Inc. *	168,310
715	Green Dot Corp. - Class A *	40,483
1,365	Regional Management Corp. *	33,702
		242,495
	Diversified Consumer Services - 0.45%
3,931	Bridgepoint Education, Inc. *	38,052

	Diversified Financial Services - 0.75%
2,914	Marlin Business Services Corp.	63,817

	Electric Utilities - 0.17%
254	El Paso Electric Co.	14,605

	Electronic Equipment, Instruments & Components - 6.94%
3,149	Benchmark Electronics, Inc. *	97,462
6,664	Celestica, Inc. *#	66,973
1,674	Insight Enterprises, Inc. *	75,414
7,113	Kimball Electronics, Inc. *	156,486
335	Methode Electronics, Inc.	15,712
795	Sanmina Corp. *	26,016
1,460	ScanSource, Inc. *	62,707
2,256	TTM Technologies, Inc. *	35,600
2,342	Vishay Intertechnology, Inc.	52,110
		588,480
	Energy Equipment & Services - 1.50%
5,086	Diamond Offshore Drilling, Inc. *	85,089
2,975	Rowan Companies PLC - Class A *#	42,632
		127,721

	Food & Staples Retailing - 1.92%
1,796	SpartanNash Co.	44,092
2,336	United Natural Foods, Inc. *	90,567
722	Weis Markets, Inc.	28,035
		162,694
	Food Products - 2.29%
2,782	Dean Foods Co.	27,125
735	Fresh Del Monte Produce, Inc. #	32,715
3,292	Pilgrim’s Pride Corp. *	104,620
196	Sanderson Farms, Inc.	29,316
		193,776
	Gas Utilities - 0.41%
524	Northwest Natural Gas Co.	34,767

	Health Care Equipment & Supplies - 0.41%
1,757	Lantheus Holdings, Inc. *	34,964

	Health Care Providers & Services - 3.91%
559	AMN Healthcare Services, Inc. *	24,540
847	HealthSouth Corp.	39,081
1,687	Magellan Health, Inc. *	143,901
459	Molina Healthcare, Inc. *	31,134
414	National HealthCare Corp.	26,496
2,672	Owens & Minor, Inc.	65,651
		330,803
	Hotels, Restaurants & Leisure - 1.78%
3,117	Bloomin’ Brands, Inc.	55,420
852	Brinker International, Inc.	26,173
1,459	Ruth’s Hospitality Group, Inc. - Class A	30,785
777	Tropicana Entertainment, Inc. *	38,228
		150,606
	Household Durables - 3.56%
1,284	AV Homes, Inc. *	21,379
1,096	Bassett Furniture Industries, Inc.	42,525
223	Hamilton Beach Brands Holding Co. *	8,646
1,561	Hooker Furniture Corp.	73,991
1,220	La-Z-Boy, Inc.	32,879
2,604	MDC Holdings, Inc.	96,452
1,074	Taylor Morrison Home Corp. - Class A *	25,937
		301,809
	Independent Power and Renewable Electricity Producers - 0.99%
15,012	Atlantic Power Corp. *#	36,779
1,155	Atlantica Yield PLC #	25,849
3,609	TransAlta Corp. #	21,474
		84,102
	Insurance - 7.65%
1,035	American Equity Investment Life Holding Co.	30,543
1,458	Argo Group International Holdings Ltd. #	91,781
3,921	Baldwin & Lyons, Inc. - Class B	89,987
169	CNA Financial Corp.	9,148
1,606	Employers Holdings, Inc.	76,606
2,157	HCI Group, Inc.	80,801
346	National Western Life Group, Inc. - Class A	123,723
493	Selective Insurance Group, Inc.	29,383
430	Stewart Information Services Corp.	16,314
4,191	Universal Insurance Holdings, Inc.	99,955
		648,241
	Internet & Direct Marketing Retail - 0.35%
3,142	1-800-Flowers.com, Inc. - Class A *	29,535

	IT Services - 4.06%
4,304	Convergys Corp.	110,742
1,789	EVERTEC, Inc. #	26,835
954	Science Applications International Corp.	69,966
8,688	Travelport Worldwide Ltd. #	136,315
		343,858
	Leisure Products - 0.55%
3,562	Nautilus, Inc. *	46,306

	Machinery - 6.06%
5,366	China Yuchai International Ltd. #	119,662
1,722	Greenbrier Companies, Inc.	89,888
6,769	Meritor, Inc. *	176,061
5,688	Wabash National Corp.	127,980
		513,591

	Media - 0.40%
2,300	tronc, Inc. *	34,006

	Metals & Mining - 2.43%
4,773	Schnitzer Steel Industries, Inc. - Class A	140,565
1,245	Warrior Met Coal, Inc.	32,395
723	Worthington Industries, Inc.	32,897
		205,857
	Multi-line Retail - 2.23%
1,840	Big Lots, Inc.	94,410
1,861	Dillard’s, Inc. - Class A	94,539
		188,949
	Multi-Utilities - 1.87%
15,611	Just Energy Group, Inc. #	86,797
1,375	Unitil Corp.	71,500
		158,297
	Oil, Gas & Consumable Fuels - 5.67%
703	Arch Coal, Inc. - Class A	53,723
5,550	CVR Energy, Inc.	152,347
6,664	Hallador Energy Co.	34,520
4,647	Renewable Energy Group, Inc. *	56,229
1,771	Rex American Resources Corp. *	156,167
3,419	Ultra Petroleum Corp. *#	27,147
		480,133
	Paper & Forest Products - 0.76%
1,029	Louisiana-Pacific Corp. *	27,968
2,502	Mercer International, Inc.	36,779
		64,747
	Professional Services - 2.91%
564	ICF International, Inc. *	30,287
2,358	Kelly Services, Inc. - Class A	62,039
910	Kforce, Inc.	19,065
6,402	RPX Corp. *	83,354
1,912	TrueBlue, Inc. *	51,815
		246,560
	Semiconductors & Semiconductor Equipment - 2.26%
9,255	Amkor Technology, Inc. *	107,080
1,779	Ichor Holdings Ltd. *#	55,487
868	Tower Semiconductor Ltd. *#	28,696
		191,263
	Specialty Retail - 4.38%
3,105	Aaron’s, Inc.	114,263
1,888	Buckle, Inc.	31,058
892	Children’s Place, Inc.	97,049
11,616	Office Depot, Inc.	36,010
2,855	Select Comfort Corp. *	92,788
		371,168
	Textiles, Apparel & Luxury Goods - 1.53%
2,425	Movado Group, Inc.	67,173
649	Oxford Industries, Inc.	41,925
2,875	Vera Bradley, Inc. *	20,700
		129,798

	Thrifts & Mortgage Finance - 3.99%
7,607	Nationstar Mortgage Holdings, Inc. *	148,108
17,575	TrustCo Bank Corp. NY	161,251
523	Walker & Dunlop, Inc. *	28,707
		338,066
	Tobacco - 0.56%
823	Universal Corp.	47,199

	Trading Companies & Distributors - 0.91%
1,521	Rush Enterprises, Inc. - Class A *	77,236

	Total Common Stocks (Cost $7,675,770)	8,412,878

	PREFERRED STOCKS - 0.25%
	Electric Utilities - 0.25%
2,729	Companhia Paranaense de Energia-Copel - Class B - ADR	20,986

	Total Preferred Stocks (Cost $22,115)	20,986

	Total Investments in Securities (Cost $7,697,885) - 99.52%	8,433,864
	Other Assets in Excess of Liabilities - 0.48%	41,100
	Net Assets - 100.00%	$8,474,964

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at October 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.52%
	Aerospace & Defense - 2.13%
1,063	BWX Technologies, Inc.	$63,695
1,158	HEICO Corp.	105,007
268	Huntington Ingalls Industries, Inc.	62,398
1,319	Spirit AeroSystems Holdings, Inc. - Class A	105,652
		336,752
	Airlines - 0.38%
491	Copa Holdings SA - Class A #	60,486

	Auto Components - 0.94%
278	Dorman Products, Inc. *	19,213
1,644	Horizon Global Corp. *	26,682
821	Visteon Corp. *	103,479
		149,374
	Automobiles - 1.07%
1,244	Thor Industries, Inc.	169,458

	Biotechnology - 0.59%
254	Ligand Pharmaceuticals, Inc. *	36,919
1,647	Myriad Genetics, Inc. *	56,459
		93,378
	Capital Markets - 1.38%
1,155	Evercore Partners, Inc. - Class A	92,516
2,938	Moelis & Co. - Class A	125,600
		218,116
	Chemicals - 3.01%
1,303	Chase Corp.	154,731
317	FMC Corp.	29,437
544	Innophos Holdings, Inc.	26,618
613	Innospec, Inc.	37,914
945	KMG Chemicals, Inc.	52,098
932	PolyOne Corp.	42,937
632	Quaker Chemical Corp.	98,162
429	Stepan Co.	34,260
		476,157

	Commercial Banks - 4.29%
1,231	American National Bankshares, Inc.	48,194
1,599	Farmers Capital Bank Corp.	66,518
2,403	First Merchants Corp.	103,329
1,668	German American Bancorp, Inc.	60,015
2,727	Heritage Financial Corp.	83,174
0	Home BancShares, Inc.	9
5,329	Lakeland Bancorp, Inc.	109,511
803	Preferred Bank	49,569
1,410	Sierra Bancorp	37,309
428	Stock Yards Bancorp, Inc.	16,157
2,310	Towne Bank/Portsmouth VA	77,385
1,065	Veritex Holdings, Inc. *	28,073
		679,243
	Commercial Services & Supplies - 3.55%
2,219	Brink’s Co.	168,866
2,048	Casella Waste Systems, Inc. - Class A *	37,806
2,944	Rollins, Inc.	129,271
2,721	SP Plus Corp. *	105,439
2,078	Viad Corp.	120,628
		562,010
	Communications Equipment - 1.35%
4,330	Comtech Telecommunications Corp.	93,138
733	Finisar Corp. *	17,255
392	InterDigital, Inc.	28,753
475	Ubiquiti Networks, Inc. *	29,536
4,928	Viavi Solutions, Inc. *	45,732
		214,414
	Computers & Peripherals - 0.32%
1,423	Logitech International SA #	50,986

	Construction & Engineering - 1.47%
1,556	Argan, Inc.	106,975
219	EMCOR Group, Inc.	17,632
2,875	Quanta Services, Inc. *	108,474
		233,081
	Consumer Finance - 0.81%
2,262	Green Dot Corp. - Class A *	128,074

	Containers & Packaging - 1.01%
778	AptarGroup, Inc.	67,740
642	Greif, Inc. - Class A	35,650
1,169	Myers Industries, Inc.	25,250
1,327	Owens-Illinois, Inc. *	31,702
		160,342

	Diversified Consumer Services - 1.58%
2,883	H&R Block, Inc.	71,325
780	Strayer Education, Inc.	73,109
2,359	Weight Watchers International, Inc. *	105,966
		250,400
	Electrical Equipment - 0.17%
335	Regal Beloit Corp.	27,185

	Electronic Equipment, Instruments & Components - 5.67%
821	CDW Corp.	57,470
928	ePlus, Inc. *	88,717
2,691	Jabil Circuit, Inc.	76,101
9,531	Kemet Corp. *	244,851
5,526	Kimball Electronics, Inc. *	121,572
5,101	Novanta, Inc. *#	241,277
731	Sanmina Corp. *	23,922
2,840	TTM Technologies, Inc. *	44,815
		898,725
	Food Products - 1.97%
971	Fresh Del Monte Produce, Inc. #	43,219
1,803	Sanderson Farms, Inc.	269,675
		312,894
	Health Care Equipment & Supplies - 7.01%
147	Atrion Corp.	96,675
1,292	Blackbaud, Inc.	130,880
700	Cooper Companies, Inc.	168,182
1,552	Cutera, Inc. *	60,994
1,883	Halyard Health, Inc. *	79,368
899	IDEXX Laboratories, Inc. *	149,387
1,641	Masimo Corp. *	144,014
1,113	Quidel Corp. *	45,577
492	STERIS PLC #	45,918
1,823	Varian Medical Systems, Inc. *	189,938
		1,110,933
	Health Care Providers & Services - 2.91%
900	Chemed Corp.	201,087
774	CorVel Corp. *	46,440
701	HealthEquity, Inc. *	35,204
3,199	National Research Corp. - Class A	120,122
1,053	Providence Service Corp. *	58,547
		461,400
	Health Care Technology - 1.01%
5,640	Quality Systems, Inc. *	79,355
1,326	Veeva Systems, Inc. - Class A *	80,806
		160,161

	Hotels, Restaurants & Leisure - 4.45%
1,894	Choice Hotels International, Inc.	132,107
371	Churchill Downs, Inc.	77,372
1,638	Darden Restaurants, Inc.	134,758
900	Marriott Vacations Worldwide Corp.	118,458
1,572	Penn National Gaming, Inc. *	41,013
2,605	Ruth’s Hospitality Group, Inc.	54,966
1,927	Tropicana Entertainment, Inc. *	94,808
224	Vail Resorts, Inc.	51,300
		704,782
	Household Durables - 3.12%
343	Hamilton Beach Brands Holding Co. - Class A *	13,298
789	Hamilton Beach Brands Holding Co. - Class B *	30,590
1,698	iRobot Corp. *	114,089
1,260	MDC Holdings, Inc.	46,670
40	NVR, Inc. *	131,255
837	PulteGroup, Inc.	25,303
1,169	SodaStream International Ltd. *#	74,430
2,411	Taylor Morrison Home Corp. - Class A *	58,226
		493,861
	Industrial Conglomerates - 0.30%
1,426	Raven Industries, Inc.	47,985

	Insurance - 2.48%
153	American Financial Group, Inc.	16,140
3,407	Assured Guaranty Ltd. #	126,400
1,317	CNA Financial Corp.	71,289
193	Investors Title Co.	36,612
334	National Western Life Group, Inc. - Class A	119,432
258	Primerica, Inc.	22,833
		392,706
	Internet & Catalog Retail - 0.39%
1,244	NutriSystem, Inc.	62,138

	Internet & Direct Marketing Retail - 0.93%
2,576	Liberty Ventures - Class A *	146,729

	Internet Software & Services - 4.96%
717	AppFolio, Inc. - Class A *	32,910
11,255	Blucora, Inc. *	244,234
4,391	CommerceHub, Inc. - Class A *	98,051
615	IAC/InterActiveCorp. *	79,366
632	Stamps.com, Inc. *	141,821
1,413	VeriSign, Inc. *	151,926
537	Wix.com Ltd. *#	37,483
		785,791

	IT Services - 3.59%
396	Cass Information Systems, Inc.	25,542
1,192	CoreLogic, Inc. *	55,905
1,210	Jack Henry & Associates, Inc.	133,257
1,192	Science Applications International Corp.	87,421
3,503	TeleTech Holdings, Inc.	145,900
7,741	Travelport Worldwide Ltd. #	121,456
		569,481
	Leisure Products - 1.49%
1,650	Johnson Outdoors, Inc. - Class A	124,097
3,602	Malibu Boats, Inc. - Class A *	112,382
		236,479
	Life Sciences Tools & Services - 2.08%
695	Charles River Laboratories International, Inc. *	80,822
8,716	Enzo Biochem, Inc. *	85,853
2,005	PRA Health Sciences, Inc. *	163,267
		329,942
	Machinery - 5.70%
1,069	Alamo Group, Inc.	112,780
849	Allison Transmission Holdings, Inc.	36,074
431	Altra Industrial Motion Corp.	20,645
3,031	China Yuchai International Ltd. #	67,591
3,489	Columbus Mckinnon Corp.	138,025
516	Donaldson Co., Inc.	24,360
801	ESCO Technologies, Inc.	46,418
1,449	Graco, Inc.	190,964
1,252	Harsco Corp. *	26,605
281	John Bean Technologies Corp.	30,039
228	Lincoln Electric Holdings, Inc.	20,901
257	Oshkosh Corp.	23,531
2,628	Toro Co.	165,170
		903,103
	Media - 1.80%
132	Cable One, Inc.	93,695
10,063	New York Times Co. - Class A	192,203
		285,898
	Metals & Mining - 0.56%
793	Materion Corp.	40,720
1,284	Steel Dynamics, Inc.	47,778
		88,498
	Oil, Gas & Consumable Fuels - 1.72%
779	Rex American Resources Corp. *	68,692
9,579	Transportadora de Gas del Sur SA - Class B - ADR*	203,266
		271,958
	Paper & Forest Products - 0.32%
1,870	Louisiana-Pacific Corp. *	50,827

	Personal Products - 0.64%
1,632	Medifast, Inc.	101,837

	Pharmaceuticals - 1.61%
2,839	Corcept Therapeutics, Inc. *	55,900
5,293	Phibro Animal Health Corp. - Class A	199,281
		255,181
	Professional Services - 1.82%
1,595	CBIZ, Inc. *	27,035
583	ICF International, Inc. *	31,307
485	Manpower, Inc.	59,791
859	On Assignment, Inc. *	52,588
3,371	TriNet Group, Inc. *	117,041
		287,762
	Real Estate Management & Development - 1.40%
586	FirstService Corp. #	40,821
1,246	RE/MAX Holdings, Inc. - Class A	82,859
1,872	RMR Group, Inc. - Class A	98,186
		221,866
	Road & Rail - 1.40%
282	Old Dominion Freight Line, Inc.	34,158
675	Saia, Inc. *	43,740
4,029	Werner Enterprises, Inc.	143,634
		221,532
	Semiconductors & Semiconductor Equipment - 7.36%
2,360	Advanced Energy Industries, Inc. *	199,939
2,033	Cabot Microelectronics Corp.	196,530
2,556	Cohu, Inc.	65,945
3,343	Entegris, Inc. *	109,483
5,150	Kulicke & Soffa Industries, Inc. *	116,647
737	NVE Corp.	62,704
3,193	Rudolph Technologies, Inc. *	88,606
660	Silicon Laboratories, Inc. *	62,634
4,768	Teradyne, Inc.	204,500
1,775	Tower Semiconductor Ltd. *#	58,682
		1,165,670
	Software - 4.67%
1,119	ANSYS, Inc. *	152,978
5,874	Cadence Design Systems, Inc. *	253,522
2,727	Progress Software Corp.	115,434
1,448	QAD, Inc. - Class A	53,576
239	Take-Two Interactive Software, Inc. *	26,445
1,158	VMware, Inc. - Class A *	138,601
		740,556
	Specialty Retail - 0.55%
2,370	Aaron’s, Inc.	87,216

	Textiles, Apparel & Luxury Goods - 0.32%
4,984	Crocs, Inc. *	50,837

	Thrifts & Mortgage Finance - 2.05%
1,680	Beneficial Bancorp, Inc.	27,720
4,909	Charter Financial Corp.	94,106
668	Meta Financial Group, Inc.	58,283
3,714	TrustCo Bank Corp. NY	34,076
3,176	Washington Fed, Inc.	110,525
		324,710
	Trading Companies & Distributors - 0.86%
439	MSC Industrial Direct Co., Inc. - Class A	36,393
1,500	Rush Enterprises, Inc. - Class A *	76,170
781	Univar, Inc. *	23,235
		135,798
	Wireless Telecommunication Services - 0.33%
1,362	Shenandoah Telecommunications Co.	51,756

	Total Common Stocks (Cost $13,568,829)	15,768,468

	Total Investments in Securities (Cost $13,568,829) - 99.52%	15,768,468
	Other Assets in Excess of Liabilities - 0.48%	76,388
	Net Assets - 100.00%	$15,844,856

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
October 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2017:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,654,128	$-	$-	$2,654,128
Consumer Staples	1,157,586	-	-	1,157,586
Energy	781,210	-	-	781,210
Financials	3,209,720	-	-	3,209,720
Health Care	2,104,932	-	-	2,104,932
Industrials	2,105,331	-	-	2,105,331
Information Technology	3,600,002	-	-	3,600,002
Materials	868,130	-	-	868,130
Real Estate	166,940	-	-	166,940
Telecommunication Services	107,218	-	-	107,218
Total Common Stocks	16,755,197	-	-	16,755,197
Total Investments in Securities	$16,755,197	$-	$-	$16,755,197

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,390,094	$-	$-	$1,390,094
Consumer Staples	742,537	-	-	742,537
Energy	1,567,602	-	-	1,567,602
Financials	2,614,510	-	-	2,614,510
Health Care	743,826	-	-	743,826
Industrials	836,581	-	-	836,581
Information Technology	1,302,915	-	-	1,302,915
Materials	964,015	-	-	964,015
Telecommunication Services	813,742	-	-	813,742
Total Common Stocks	10,975,822	-	-	10,975,822
Total Investments in Securities	$10,975,822	$-	$-	$10,975,822

Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,574,070	$-	$-	$12,574,070
Consumer Staples	4,668,101	-	-	4,668,101
Energy	2,949,701	-	-	2,949,701
Financials	16,643,661	-	-	16,643,661
Health Care	4,242,962	-	-	4,242,962
Industrials	7,311,522	-	-	7,311,522
Information Technology	8,858,732	-	-	8,858,732
Materials	3,759,347	-	-	3,759,347
Telecommunication Services	1,270,979	-	-	1,270,979
Total Common Stocks	62,279,075	-	-	62,279,075
Total Investments in Securities	$62,279,075	$-	$-	$62,279,075

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,341,099	$-	$-	$1,341,099
Consumer Staples	403,668	-	-	403,668
Energy	607,853	-	-	607,853
Financials	1,983,488	-	-	1,983,488
Health Care	453,014	-	-	453,014
Industrials	1,507,111	-	-	1,507,111
Information Technology	1,272,721	-	-	1,272,721
Materials	552,153	-	-	552,153
Utilities	291,771	-	-	291,771
Total Common Stocks	8,412,878	-	-	8,412,878
Preferred Stocks
Utilities	20,986	-	-	20,986
Total Preferred Stocks	20,986	-	-	20,986
Total Investments in Securities	$8,433,864	$-	$-	$8,433,864

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,637,171	$-	$-	$2,637,171
Consumer Staples	414,731	-	-	414,731
Energy	271,959	-	-	271,959
Financials	1,742,847	-	-	1,742,847
Health Care	2,280,116	-	-	2,280,116
Industrials	2,815,694	-	-	2,815,694
Information Technology	4,556,503	-	-	4,556,503
Materials	775,825	-	-	775,825
Real Estate	221,866	-	-	221,866
Telecommunication Services	51,756	-	-	51,756
Total Common Stocks	15,768,468	-	-	15,768,468
Total Investments in Securities	$15,768,468	$-	$-	$15,768,468

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at October 31, 2017, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the period ended October 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President/Chief Executive Officer/Principal
   Executive Officer

Date   1/2/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
  Douglas G. Hess, President/Chief Executive Officer/Principal
  Executive Officer

Date  1/2/2018

By (Signature and Title)*  /s/ Cheryl L. King
       Cheryl L. King, Treasurer/Principal Financial Officer

Date  1/2/2018

* Print the name and title of each signing officer under his or her signature.